Note 2 - Changes in the Fair Value of the Company's Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Ordinary Share Warrants [Member]
Change in fair value of warrant liability		$ 22
Reclassification of liability to additional paid-in capital upon exercise of warrants		(318)
Contingent Purchase Price Consideration [Member]
Change in fair value		72
Contingent purchase price consideration		1,247
Balance	$ 1,218	296
Change in fair value	202
Foreign currency adjustment	(127)	(101)
Balance	$ 1,293	$ 1,218